Annual Total Returns- Victory High Income Municipal Bond Fund (Class A Class C Class Y) [BarChart] - Class A Class C Class Y - Victory High Income Municipal Bond Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.68%	10.32%	(6.74%)	13.09%	4.51%	(1.04%)	8.85%	0.34%	8.04%	5.52%